Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company’s estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance included in ASC Topic 820, “Fair Value Measurements and Disclosures.” The framework prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or liability, into three levels.
The Company considers prices for actively traded securities to be derived based on quoted prices in an active market for identical assets, which are Level 1 inputs in the fair value hierarchy. The majority of these securities are valued using prices supplied by pricing services.
The Company considers prices for other securities that may not be as actively traded which are priced via pricing services, vendors and broker-dealers, or with reference to interest rates and yield curves, to be derived based on inputs that are observable for the asset, either directly or indirectly, which are Level 2 inputs in the fair value hierarchy. The majority of these securities are also valued using prices supplied by pricing services.
The Company considers securities, other financial instruments, privately-held investments and derivative insurance contracts subject to fair value measurement whose valuation is derived by internal valuation models to be based largely on unobservable inputs, which are Level 3 inputs in the fair value hierarchy.
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at December 31, 2024 and December 31, 2023:

	As at December 31, 2024
	Level 1	Level 2	Level 3	Total

	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,480.6	$—	$—	$1,480.6
U.S. agency	—	7.2	—	7.2
Municipal	—	82.3	—	82.3
Corporate	—	1,986.4	—	1,986.4
Non-U.S. government-backed corporate	—	131.3	—	131.3
Non-U.S. government	195.1	51.7	—	246.8
Asset-backed	—	234.5	—	234.5
Agency commercial mortgage-backed	—	4.4	—	4.4
Agency residential mortgage-backed	—	518.7	—	518.7
Total fixed income securities, available for sale	1,675.7	3,016.5	—	4,692.2
Short-term investments, available for sale	260.2	1.7	—	261.9
Privately-held investments, available for sale	—	—	24.2	24.2
Fixed income securities, trading
U.S. government	261.3	—	—	261.3
Municipal	—	1.6	—	1.6
Corporate	—	151.1	—	151.1
Non-U.S. government-backed corporate	—	2.8	—	2.8
High yield loans	—	102.4	—	102.4
Non-U.S. government	9.6	14.8	—	24.4
Asset-backed	—	625.2	—	625.2
Agency mortgage-backed	—	31.1	—	31.1
Total fixed income securities, trading	270.9	929.0	—	1,199.9
Short-term investments, trading	1.0	—	—	1.0
Catastrophe bonds, trading	—	1.0	—	1.0
Privately-held investments, trading	—	—	286.8	286.8
Other investments (1)	—	—	—	267.2
Other financial assets and liabilities
Derivative assets — foreign exchange contracts	—	17.0	—	17.0
Derivative liabilities — foreign exchange contracts	—	(45.9)	—	(45.9)
Derivative liabilities — loss portfolio transfer (2)	—	—	(3.6)	(3.6)
Total	$2,207.8	$3,919.3	$307.4	$6,701.7
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(1)    Other investments represent our investments in investment funds operating strategies in real estate, infrastructure and lending and are measured at fair value using the net asset value per share practical expedient. As a result, the investments are not classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the funds is subject to restrictions as detailed in Note 21(a), “Commitments and Contingent Liabilities.”
(2)    The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, the funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.

	At December 31, 2023
	Level 1	Level 2	Level 3	Total

	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,202.6	$—	$—	$1,202.6
U.S. agency	—	7.2	—	7.2
Municipal	—	128.1	—	128.1
Corporate	—	1,959.3	—	1,959.3
Non-U.S. government-backed corporate	—	100.7	—	100.7
Non-U.S. government	200.4	73.4	—	273.8
Agency commercial mortgage-backed	—	5.8	—	5.8
Agency residential mortgage-backed	—	445.1	—	445.1
Total fixed income securities, available for sale	1,403.0	2,719.6	—	4,122.6
Short-term investments, available for sale	86.7	6.9	—	93.6
Privately-held investments, available for sale	—	—	14.9	14.9
Fixed income securities, trading
U.S. government	245.5	—	—	245.5
Municipal	—	3.1	—	3.1
Corporate	—	171.5	—	171.5
Non-U.S. government-backed corporate	—	8.3	—	8.3
High yield loans	—	92.1	—	92.1
Non-U.S. government	13.0	21.8	—	34.8
Asset-backed	—	908.2	—	908.2
Agency mortgage-backed	—	22.2	—	22.2
Total fixed income securities, trading	258.5	1,227.2	—	1,485.7
Short-term investments, trading	0.2	1.9	—	2.1
Catastrophe bonds, trading	—	1.6	—	1.6
Privately-held investments, trading	—	—	475.0	475.0
Other investments (1)	—	—	—	209.3
Other financial assets and liabilities
Derivative assets — foreign exchange contracts	—	31.7	—	31.7
Derivative liabilities — foreign exchange contracts	—	(9.3)	—	(9.3)
Derivative liabilities — loss portfolio transfer (2)	—	—	(16.5)	(16.5)
Total	$1,748.4	$3,979.6	$473.4	$6,410.7
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(1)    Other investments represent our investments in investment funds operating strategies in real estate, infrastructure and lending and are measured at fair value using the net asset value per share practical expedient. As a result, the investments are not classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the funds is subject to restrictions as detailed in Note 21(a), “Commitments and Contingent Liabilities.”
(2)    The loss portfolio transfer contract includes a funds withheld arrangement that provides variable interest expense based on Aspen’s investment performance. As a result, the funds withheld arrangement is considered an embedded derivative and accounted for as an option-based derivative.
Transfers of assets into or out of a particular level are recorded at their fair values as of the end of each reporting period consistent with the date of the determination of fair value. During the twelve months ended December 31, 2024, $Nil was transferred in or out of Level 3 (December 31, 2023 — $12.1 million was transferred out of Level 3 and $5.3 million transferred into Level 3).
The following table presents a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the twelve months ended December 31, 2024 and December 31, 2023:

Twelve Months Ended December 31, 2024	Balance at beginning of year	Purchases and issuances	Transfers in	Transfers (out)	Reclassifications	Settlements and sales	(Decrease)/increase in fair value included in net income (1) / OCI (2)	Balance at end of year	Change in unrealized gains (losses) relating to assets held at end of year (1) (2)
Assets
Privately-held investments, available for sale
Asset-backed securities	$14.9	$10.0	$—	$—	$—	$—	$(0.7)	$24.2	$0.2
Privately-held investments, trading
Commercial mortgage loans	$274.9	$0.5	$—	$—	$—	$(184.4)	$(11.3)	$79.7	$—
Middle market loans and other private debt	84.8	0.4	—	—	10.9	(35.5)	0.4	61.0	—
Asset-backed securities	82.9	56.1	—	—	—	(12.4)	1.0	127.6	1.1
Global corporate securities	14.4	4.4	—	—	—	(0.3)	—	18.5	—
Short-term investments	18.0	—	—	—	(10.9)	(7.1)	—	—	—
Total Level 3 assets	$489.9	$71.4	$—	$—	$—	$(239.7)	$(10.6)	$311.0	$1.3

Liabilities
Derivative liabilities — loss portfolio transfer	$(16.5)	$—	$—	$—	$—	$—	$12.9	$(3.6)	$12.9
Total Level 3 liabilities	$(16.5)	$—	$—	$—	$—	$—	$12.9	$(3.6)	$12.9

Twelve Months Ended December 31, 2023
Assets
Privately-held investments, available for sale
Asset-backed securities	$—	$14.7	$—	$—	$—	$—	$0.2	$14.9	$0.2
Privately-held investments, trading
Commercial mortgage loans	$312.1	$40.6	$—	$—	$—	$(61.5)	$(16.3)	$274.9	$(17.9)
Middle market loans and other private debt	106.9	18.3	—	—	—	(41.9)	1.5	84.8	0.5
Asset-backed securities	66.8	21.9	5.3	(5.5)	—	(7.6)	2.0	82.9	1.7
Global corporate securities	15.0	—	—	—	—	(0.4)	(0.2)	14.4	(0.2)
Equity securities	6.6	—	—	(6.6)	—	—	—	—	—
Short-term investments	25.6	18.2	—	—	—	(25.8)	—	18.0	—
Total Level 3 assets	$533.0	$113.7	$5.3	$(12.1)	$—	$(137.2)	$(12.8)	$489.9	$(15.7)

Liabilities
Derivative liabilities — loss portfolio transfer	$(31.7)	$—	$—	$—	$—	$—	$15.2	$(16.5)	$15.2
Total Level 3 liabilities	$(31.7)	$—	$—	$—	$—	$—	$15.2	$(16.5)	$15.2
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(1)    (Decreases)/increases in the fair value of privately-held investments, trading are included in realized and unrealized investment losses in the consolidated statements of operations and other comprehensive (loss). Increases/(decreases) in the fair value of derivative liabilities - loss portfolio transfer are included within change in fair value of derivatives in the consolidated statements of operations and other comprehensive income/(loss).
(2)    (Decreases)/increases in the fair value of privately-held investments, available for sale are included in other comprehensive income/(loss) (“OCI”).
Valuation of Fixed Income Securities.  The Company’s fixed income securities are classified as either available for sale or trading and are reported at fair value. As at December 31, 2024 and December 31, 2023, the Company’s fixed income securities were valued by pricing services or broker-dealers using standard market conventions. The market conventions utilize market quotations, market transactions in comparable instruments and various relationships between instruments including, but not limited to, yield to maturity, dollar prices and spread prices in determining value.
Independent Pricing Services. The underlying methodology used to determine the fair value of securities in the Company’s available for sale and trading portfolios is by the pricing services. Pricing services will gather observable pricing inputs from multiple external sources, including buy and sell-side contacts and broker-dealers, in order to develop their internal prices.
Pricing services provide pricing for less complex, liquid securities based on market quotations in active markets. Pricing services supply prices for a broad range of securities including those for actively traded securities, such as Treasury and other Government securities, in addition to those that trade less frequently or where valuation includes reference to credit spreads, pay down and pre-pay features and other observable inputs. These securities include Government agency, municipals, corporate and asset-backed securities.
For securities that may trade less frequently or do not trade on a listed exchange, these pricing services may use matrix pricing consisting of observable market inputs to estimate the fair value of a security. These observable market inputs include reported trades, benchmark yields, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic factors. Additionally, pricing services may use a valuation model such as an option adjusted spread model commonly used for estimating fair values of mortgage-backed and asset-backed securities. The Company does not derive dollar prices using an index as a pricing input for any individual security.
Broker-Dealers. The Company obtains quotes from broker-dealers who are active in the corresponding markets when prices are unavailable from independent pricing services or index providers. Generally, broker-dealers value securities through their trading desks based on observable market inputs. Their pricing methodologies include mapping securities based on trade data, bids or offers, observed spreads and performance of newly issued securities. They may also establish pricing through observing secondary trading of similar securities. Quotes from broker-dealers are non-binding.
The Company obtains prices for all of its fixed income investment securities via its third-party accounting service provider, and in the majority of cases receiving a number of quotes so as to obtain the most comprehensive information available to determine a security’s fair value. A single valuation is applied to each security based on the vendor hierarchy maintained by the Company’s third-party accounting service provider.
As at December 31, 2024, the Company obtained an average of 3.0 quotes per fixed income investment compared to 2.9 quotes at December 31, 2023.
The Company, in conjunction with its third-party accounting service provider, obtains an understanding of the methods, models and inputs used by the third-party pricing service and index providers to assess the ongoing appropriateness of vendors’ prices. The Company and its third-party accounting service provider also have controls in place to validate that amounts provided represent fair values. Processes to validate and review pricing include, but are not limited to:
•quantitative analysis (e.g., comparing the quarterly return for each managed portfolio to its target benchmark, with significant differences identified and investigated);
•comparison of market values obtained from pricing services and broker-dealers against alternative price sources for each security where further investigation is completed when significant differences exist for pricing of individual securities between pricing sources;
•initial and ongoing evaluation of methodologies used by outside parties to calculate fair value; and
•comparison of the fair value estimates to the Company’s knowledge of the current market.
Prices obtained from pricing services and broker-dealers are not adjusted by us; however, prices provided by a pricing service, or broker-dealer in certain instances may be challenged based on market or information available from internal sources, including those available to the Company’s third-party investment accounting service provider. Subsequent to any challenge, revisions made by the pricing service or broker-dealer to the quotes are supplied to the Company’s investment accounting service provider.
Management reviews the vendor hierarchy maintained by the Company’s third-party accounting service provider in order to determine which price source provides the most appropriate fair value (i.e., a price obtained from a pricing service with more seniority in the hierarchy will be used over a less senior one in all cases). The hierarchy level assigned to each security in the Company’s available for sale and trading portfolios is based upon its assessment of the transparency and reliability of the inputs used in the valuation as of the measurement date. The hierarchy of pricing services is determined using various qualitative and quantitative points arising from reviews of the vendors conducted by the Company’s third-party accounting service provider. Vendor reviews include annual due diligence meetings with index providers and pricing services vendors covering valuation methodology, operational walkthroughs and legal and compliance updates.
Fixed Income Securities. Fixed income securities are traded on the over-the-counter (“OTC”) market based on prices provided by one or more market makers in each security. Securities such as U.S. Government, U.S. Agency, Non-U.S. Government and investment grade corporate bonds have multiple market makers in addition to readily observable market value indicators such as expected credit spread, except for Treasury securities, over the yield curve. The Company uses a variety of pricing sources to value fixed income securities including those securities that have pay down/prepay features such as mortgage-backed securities and asset-backed securities in order to ensure fair and accurate pricing. The fair value estimates for the investment grade securities in the Company’s portfolio do not use significant unobservable inputs or modeling techniques.
U.S. Government and Agency Securities. U.S. government and agency securities consist primarily of bonds issued by the U.S. Treasury and corporate debt issued by agencies such as the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal Home Loan Bank. As the fair values of U.S. Treasury securities are based on unadjusted market prices in active markets, they are classified within Level 1. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are classified within Level 2.
Municipal Securities. The Company’s municipal portfolio consists of bonds issued by U.S. domiciled state and municipality entities. The fair value of these securities is determined using spreads obtained from broker-dealers, trade prices and the new issue market which are Level 2 inputs in the fair value hierarchy. Consequently, these securities are classified within Level 2.
Non-U.S. Government. The issuers for securities in this category are non-U.S. governments and their agents including, but not limited to, the U.K., Australia, Canada, France and Germany. The fair values of certain non-U.S. government bonds, primarily sourced from international indices, are based on unadjusted market prices in active markets and are therefore classified within Level 1. The remaining non-U.S. government bonds are classified within Level 2 as they are not actively traded. The fair values of the non-U.S. agency securities, again primarily sourced from international indices, are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of non-U.S. agency securities are classified within Level 2. In addition, foreign government securities include a portion of the Emerging Market Debt (“EMD”) portfolio which is also classified within Level 2.
Corporate. Corporate securities consist primarily of short-term, medium-term and long-term debt issued by U.S. and foreign corporations covering a variety of industries and are generally priced by index providers and pricing vendors. Some issuers may participate in government programs which guarantee timely payment of principal and interest in the event of a default. The fair values of these securities are generally determined using the spread above the risk-free yield curve. Inputs used in the evaluation of these securities include credit data, interest rate data, market observations and sector news, broker-dealer quotes and trade volumes. In addition, corporate securities include a portion of the EMD portfolio. The Company classifies these securities within Level 2.
Mortgage-backed Securities. Residential and commercial mortgage-backed securities consist of bonds issued by the Government National Mortgage Association, the FNMA and the FHLMC. The fair values of these securities are determined through the use of a pricing model (including Option Adjusted Spread) which uses prepayment speeds and spreads to determine the appropriate average life of the mortgage-backed security. These spreads are generally obtained from broker-dealers, trade prices and the new issue market. As the significant inputs used to price mortgage-backed securities are observable market inputs, these securities are classified within Level 2.
Asset-backed Securities. Asset-backed securities are securities backed by notes or receivables against assets other than real estate. The underlying collateral for the Company’s asset-backed securities consists mainly of student loans, automobile loans and credit card receivables. These securities are primarily priced by index providers and pricing vendors. Inputs to the valuation process include broker-dealer quotes and other available trade information, prepayment speeds, interest rate data and credit spreads. The Company classifies these securities within Level 2.
Short-term Investments.  Short-term investments consist of highly liquid debt securities with a maturity greater than three months but less than one year from the date of purchase. Short-term investments are classified as either trading or available for sale according to the facts and circumstances of the investment held. Short-term investments are valued in a manner similar to the Company’s fixed maturity investments and are classified within Levels 1 and 2.
Privately-held Investments. Privately-held investments are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are determined using discounted cash flow models. These models include inputs that are specific to each investment. The inputs used in the fair value measurements include dividend or interest rates and appropriate discount rates. The selection of an appropriate discount rate is judgmental and is the most significant unobservable input used in the valuation of these securities. A significant increase (decrease) in this input in isolation could result in significantly lower (higher) fair value measurement for privately-held investments. In order to assess the reasonableness of the inputs the Company uses in the discounted cash flow models, the Company maintains an understanding of current market conditions, issuer specific information that may impact future cash flows as well as collaboration with independent vendors for most securities to assess the reasonableness of the discount rate being used.
Commercial Mortgage Loans. Commercial mortgage loans consist of investments in properties including apartments, hotels, office and retail buildings, other commercial properties and industrial properties. The commercial mortgage loan portfolio is diversified by property type, geographic region and issuer to reduce risks. Commercial Mortgage Loans are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are determined using discounted cash flow models and are classified as Level 3.
Middle Market Loans and Other Private Debt. The middle market loans consist of investments in senior secured loan positions with full covenants, focused on the middle market in both U.S., Europe and the Caribbean. The other private debt consists of debt securities issued to private investment funds. The middle market loan and other private debt portfolio is diversified by industry type, geographic region and issuer to reduce risks. Middle market loans and other private debt are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are determined using discounted cash flow models and are classified as Level 3.
Asset-backed Securities. Asset-backed securities represent interests in underlying pools of diversified referenced assets that are collateralized and backed by future cash flows and these securities are performing. Asset-backed securities are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are determined using discounted cash flow models and are classified as Level 3.
Global Corporate Securities. The global corporate securities portfolio consists of debt securities issued by U.S. and foreign corporations. The global corporate securities are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are determined using discounted cash flow models and are classified as Level 3.
Short-term Investments — Privately-held. Short-term investments which are classified as privately-held consist of debt securities with a maturity greater than three months but less than one year from the debt of purchase. Short-term investments are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are determined using discounted cash flow models and are classified as Level 3.
The following table summarizes the quantitative inputs and assumptions used for financial assets categorized as Level 3 under the fair value hierarchy as at December 31, 2024:

At December 31, 2024	Fair Value Level 3	Valuation Techniques	Unobservable Inputs	Ranges			Weighted Average
	($ in millions)
Privately-held investments, available for sale
Asset-backed securities	$24.2	Discounted cash flow	Discount rate	5.5%	—	9.5%	7.1%
Privately-held investments, trading
Commercial mortgage loans	79.7	Discounted cash flow	Discount rate	3.8%	—	11.9%	5.7%
Middle market loans and other private debt	61.0	Discounted cash flow	Discount rate	7.2%	—	18.0%	9.8%
Asset-backed securities	127.6	Discounted cash flow	Discount rate	5.4%	—	8.3%	6.6%
Global corporate securities	14.1	Discounted cash flow	Discount rate	6.7%	—	6.7%	6.7%
Global corporate securities	4.4	Transaction value	n/a	n/a		n/a	n/a
Total	$311.0
Catastrophe Bonds. Catastrophe bonds are variable rate fixed income instruments with redemption values adjusted based on the occurrence of a covered event, usually windstorms and earthquakes. Catastrophe bonds are classified as trading and reported at fair value. Catastrophe bonds are priced using an average of multiple broker-dealer quotes and as such, are classified as Level 2.
Foreign Exchange Contracts.  The foreign exchange contracts which the Company uses to mitigate currency risk are characterized as OTC due to their customized nature and the fact that they do not trade on a major exchange. These instruments trade in a very deep liquid market, providing substantial price transparency and accordingly are classified as Level 2.
Derivative Liabilities - Loss Portfolio Transfer. The LPT embedded derivative is valued using the Black-Scholes model. The two primary inputs of this model are expected claim settlement patterns and expected return of the investment portfolio above a fixed minimum rate over the specified time horizon. The expected claim settlement pattern is determined on an actuarial basis for the cohort of business within scope of the LPT and is consistent with the patterns used in the valuation of technical provisions. The expected return of the investment portfolio, above a fixed minimum rate, directly impacts on the LPT derivative valuation and is subject to changes in the market conditions. In order to assess the reasonableness of the inputs, the Company updates the expected claim settlement patterns on a regular basis while maintaining an understanding of the current market conditions. The LPT embedded derivative is classified as Level 3.
Other Investments. The Company’s other investments represent primarily our investments in investment funds operating strategies across real estate, infrastructure and direct lending. Adjustments to the fair values are made based on the net asset value of the investments. The net valuation criteria established by the manager of such investments are established in accordance with the governing documents and the asset manager’s valuation guidelines, which include: the discounted cash flows method and the performance multiple approach, which uses a multiple derived from market data of comparable companies or assets to produce operating performance metrics. Alternative valuation methodologies may be employed for investments with unusual characteristics.